Short-term Loans and Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2017
Short-term loans [member]
Summary of Short-term Loans and Bonds Payable

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loans
Amount	$57,958.2	$63,766.8

Original loan content
US$ (in millions)	$1,800.0	$2,150.0
Annual interest rate	0.87%-1.07%	1.54%-1.82%
Maturity date	Due by January 2017	Due by February 2018

Bonds payable [member]
Summary of Short-term Loans and Bonds Payable

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Domestic unsecured bonds	$154,200.0	$116,100.0
Overseas unsecured bonds	37,028.9	34,107.8

	191,228.9	150,207.8
Less: Discounts on bonds payable	(35.3)	(6.7)
Less: Current portion	(38,100.0)	(58,401.1)

	$153,093.6	$91,800.0

Bonds payable [member] | Taiwan [member]
Summary of Short-term Loans and Bonds Payable

The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
100-1	A	September 2011 to September 2016	$10,500.0	1.40%	Bullet repayment; interest payable annually
	B	September 2011 to September 2018	7,500.0	1.63%	The same as above
100-2	A	January 2012 to January 2017	10,000.0	1.29%	The same as above
	B	January 2012 to January 2019	7,000.0	1.46%	The same as above
101-1	A	August 2012 to August 2017	9,900.0	1.28%	The same as above
	B	August 2012 to August 2019	9,000.0	1.40%	The same as above
101-2	A	September 2012 to September 2017	12,700.0	1.28%	The same as above
	B	September 2012 to September 2019	9,000.0	1.39%	The same as above
101-3	—	October 2012 to October 2022	4,400.0	1.53%	The same as above
101-4	A	January 2013 to January 2018	10,600.0	1.23%	The same as above
	B	January 2013 to January 2020	10,000.0	1.35%	The same as above
	C	January 2013 to January 2023	3,000.0	1.49%	The same as above
102-1	A	February 2013 to February 2018	6,200.0	1.23%	The same as above
	B	February 2013 to February 2020	11,600.0	1.38%	The same as above
	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	A	July 2013 to July 2020	10,200.0	1.50%	The same as above
	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-3	A	August 2013 to August 2017	4,000.0	1.34%	The same as above
	B	August 2013 to August 2019	8,500.0	1.52%	The same as above
102-4	A	September 2013 to September 2016	1,500.0	1.35%	The same as above
	B	September 2013 to September 2017	1,500.0	1.45%	The same as above

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
102-4	C	September 2013 to March 2019	$1,400.0	1.60%	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
	D	September 2013 to March 2021	2,600.0	1.85%	The same as above
	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	Bullet repayment; interest payable annually

Bonds payable [member] | Overseas [member]
Summary of Short-term Loans and Bonds Payable

The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Amount US$ (In Millions)	Coupon Rate	Repayment and Interest Payment
April 2013 to April 2016	$350.0	0.95%	Bullet repayment; interest payable semi-annually
April 2013 to April 2018	1,150.0	1.625%	The same as above